Earnings per share - basic and diluted (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share - basic and diluted
Summary of earnings per share - basic and diluted

For the years ended December 31	2022	2021
Net earnings	$55,086	$45,527
Weighted average shares outstanding	155,950,659	148,025,464
Earnings per share - basic and diluted[1]	$0.35	$0.31
1.	The Company has no dilutive instruments for the year ended December 31, 2022 or earlier periods.